DECHERT
1775 EYE STREET, N.W.
WASHINGTON, D.C. 20006

May 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

        Re:       The Coventry Funds Trust
                    File Nos. 33-81800 and 811-8644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by The Coventry Funds Trust (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) of the 1933 Act, and to certify that:

1. the Form of Prospectus dated May 1, 2006 describing the shares of the Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, and Fifth Third Disciplined Value VIP Fund series of the Trust that would have been filed under Rule 497(c) does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

2. the Form of Statement of Additional Information dated May 1, 2002 describing the shares of the Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, and Fifth Third Disciplined Value VIP Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement; and

3. the text of the Trust's most recent amendment to its registration statement, filed on April 28, 2006, has been filed electronically.

No fees are required in connection with this filing. Please contact the undersigned at 202.261.3386 with any questions or comments regarding this matter.

Sincerely,

/s/Keith T. Robinson